HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Balance, beginning of year	$ 107,951
Balance, end of year	112,004	$ 107,951
Held for sale
Disclosure of financial assets [line items]
Balance, beginning of year	588	387
Reclassification to/(from) assets held for sale, net	12,561	2,381
Disposals	(2,610)	(2,222)
Fair value adjustments	0	9
Foreign currency translation	(57)	20
Other	28	13
Balance, end of year	$ 10,510	$ 588